UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-41034

File No. 811-06324

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 69	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 69

(Check appropriate box or boxes.)

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this filing relates solely to the Delaware International Small Cap Fund, series of the Registrant. Information relating to other series of the Registrant is not amended or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 14th day of December, 2016.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

By:

/s/ Shawn Lytle

Shawn Lytle

President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Shawn Lytle Shawn Lytle	President/Chief Executive Officer (Principal Executive Officer) and Trustee	December 14, 2016

Thomas L. Bennett * Thomas L. Bennett	Chairman and Trustee	December 14, 2016

Ann D. Borowiec * Ann D. Borowiec	Trustee	December 14, 2016

Joseph W. Chow * Joseph W. Chow	Trustee	December 14, 2016

John A. Fry * John A. Fry	Trustee	December 14, 2016

Lucinda S. Landreth * Lucinda S. Landreth	Trustee	December 14, 2016

Frances A. Sevilla-Sacasa * Frances A. Sevilla-Sacasa	Trustee	December 14, 2016

Thomas K. Whitford * Thomas K. Whitford	Trustee	December 14, 2016

Janet L. Yeomans * Janet L. Yeomans	Trustee	December 14, 2016

Richard Salus * Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	December 14, 2016
*By: /s/ Shawn Lytle Shawn Lytle as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS

(Delaware Group® Global & International Funds N-1A)

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase